Related Parties (Details) - Schedule of Benefits to Senior Officers - Related Party [Member] $ in Thousands		6 Months Ended
		Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Related Parties (Details) - Schedule of Benefits to Senior Officers [Line Items]
Short-term benefits	[1]	$ 351	$ 219
No. of recipients		3	3

[1]	Including benefits to interested parties, related parties and officers, included in subsections b and c above.